GMO Emerging Markets ex-China Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GMO Emerging Markets ex-China Fund | Class III
Prospectus [Line Items]
Annual Return [Percent]	31.85%	0.21%	27.06%	(32.43%)